Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

(22) Commitments and Contingencies

Lease commitments

The Group has entered into operating lease agreements for certain offices. Future minimum lease payments under non-cancellable operating leases with initial terms more than one year are included in Note 12.

As of December 31, 2025, the total future minimum lease payments under non-cancellable short-term leases, including the agreed property management fee, with respect to the office are payable as follows:

Lease Commitment
RMB
Within 1 year	3,450
2-5 years	3,187
Total	6,637

Contingencies

As of December 31, 2025, the Group may be involved in certain legal proceedings, claims, and other disputes arising from the commercial operations, projects, employees, and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Group determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the outcomes of these legal proceedings cannot be predicted, the Group does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations, or liquidity.